Property and Equipment	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3 - Property and Equipment

Property and equipment are comprised of the following at:

	September 30, 2020	June 30, 2020
Vehicles	$ 115,135	$ 115,135
Equipment	6,097	6,097
Furniture and fixtures	24,335	24,335
	145,567	145,567
Accumulated depreciation	(97,946)	(93,518)

Property and equipment, net	$ 47,621	$ 52,049

Note 2 – Property and Equipment

Property and equipment are comprised of the following at:

	2020	2019
Vehicles	$ 115,135	$ 74,755
Equipment	6,097	5,000
Furniture and fixtures	24,335	12,598
	145,567	92,353
Accumulated depreciation	(93,518)	(65,588)

Property and equipment, net	$ 52,049	$ 26,765

As disclosed in Note 12, the net assets of the Entertainment segment were sold on February 6, 2019.